UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Arbor Realty Trust, Inc.1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of filing): February 10, 2023

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001253986

Paul Elenio, (516) 506-4422

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

No activity to report.

1 Arbor Realty Trust, Inc., as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entities: Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd., Arbor Realty Commercial Real Estate Notes 2020-FL1, Ltd., Arbor Realty Commercial Real Estate Notes 2021-FL1, Ltd., Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd., Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd., Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd., Arbor Realty Commercial Real Estate Notes 2022-FL1, Ltd. and Arbor Realty Commercial Real Estate Notes 2022-FL2, Ltd.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY TRUST, INC.

By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer

Date: February 10, 2023